SEGMENT INFORMATION (Details Narrative)	9 Months Ended
Jul. 31, 2026 Integer
Segment Reporting [Line Items]
Number of reportable segments	1
Business Segment [Member]
Segment Reporting [Line Items]
Number of reportable segments	1